Document and Entity Information - shares	6 Months Ended
	Mar. 31, 2017	Dec. 01, 2016
Document And Entity Information
Entity Registrant Name	Citius Pharmaceuticals, Inc.
Entity Central Index Key	0001506251
Document Type	S-1
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		74,113,060
Document Fiscal Year Focus	2017